ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued marketing expansion expenses (1)	$ 2,000,725	$ 1,026,243
Accrued payroll and social insurance	1,068,421	795,689
Taxes payable	80,132	23,652
Other accrued expenses (2)	434,179	206,004
Total accrued expenses and other current liabilities	$ 3,583,457	$ 2,051,588